TRADE RECEIVABLES AND NOTES RECEIVABLES - Credit risk exposure (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
TRADE AND NOTES RECEIVABLES
Trade and notes receivables	$ 1,424,247	¥ 9,293,218	¥ 7,419,218
Trade receivables		4,746,995	4,574,581
Less: provision for impairment		(933,563)	(715,597)
Cost
TRADE AND NOTES RECEIVABLES
Trade receivables		5,680,558	5,290,178
Cost | Within 1 year
TRADE AND NOTES RECEIVABLES
Trade receivables		2,978,123	2,923,616
Cost | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Trade receivables		1,031,050	742,477
Cost | Between 2 and 3 years
TRADE AND NOTES RECEIVABLES
Trade receivables		183,288	377,836
Cost | Over 3 years
TRADE AND NOTES RECEIVABLES
Trade receivables		1,488,097	¥ 1,246,249
Individually assessed
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		4,400,877
Less: provision for impairment		(733,367)
Individually assessed | State Grid Ningxia Electric Power Company
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		2,077,715
Less: provision for impairment		¥ (5,704)
Expected credit loss rate	0.27%	0.27%
Individually assessed | China Aluminum ZiBo International Trading Co.,Ltd.
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		¥ 727,682
Individually assessed | Zhuhai Hongfan nonferrous metal Chemical Co., Ltd.
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		270,419
Less: provision for impairment		¥ (270,419)
Expected credit loss rate	100.00%	100.00%
Individually assessed | Wiseson Resources (Singapore) PTE., Ltd.
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		¥ 266,345
Less: provision for impairment		¥ (266,345)
Expected credit loss rate	100.00%	100.00%
Individually assessed | Aluminum Industry Co., Ltd., Luoyang, Henan
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		¥ 247,163
Less: provision for impairment		¥ (10,005)
Expected credit loss rate	4.05%	4.05%
Individually assessed | Xinjiang Jiarun Resources Holdings Co., Ltd.
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		¥ 230,189
Individually assessed | Inner Mongolia Power (Group) Co., Ltd.
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		214,471
Less: provision for impairment		¥ (506)
Expected credit loss rate	0.24%	0.24%
Individually assessed | Guizhou Jinpingguo Aluminum Rod Co., Ltd.
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		¥ 111,138
Less: provision for impairment		¥ (65,946)
Expected credit loss rate	59.34%	59.34%
Individually assessed | Others
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		¥ 255,755
Less: provision for impairment		¥ (114,442)
Expected credit loss rate	44.75%	44.75%
Individually assessed | Cost
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		¥ 4,400,877
Total
TRADE AND NOTES RECEIVABLES
Less: provision for impairment		(200,196)
Total | Cost
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		1,279,681
Alumina and primary aluminum
TRADE AND NOTES RECEIVABLES
Less: provision for impairment		(124,720)
Alumina and primary aluminum | Within 1 year
TRADE AND NOTES RECEIVABLES
Less: provision for impairment		¥ (7,104)
Expected credit loss rate	2.90%	2.90%
Alumina and primary aluminum | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Less: provision for impairment		¥ (12,084)
Expected credit loss rate	9.58%	9.58%
Alumina and primary aluminum | Between 2 and 3 years
TRADE AND NOTES RECEIVABLES
Less: provision for impairment		¥ (2,325)
Expected credit loss rate	17.68%	17.68%
Alumina and primary aluminum | Over 3 years
TRADE AND NOTES RECEIVABLES
Less: provision for impairment		¥ (103,207)
Expected credit loss rate	95.04%	95.04%
Alumina and primary aluminum | Cost
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		¥ 493,253
Alumina and primary aluminum | Cost | Within 1 year
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		245,345
Alumina and primary aluminum | Cost | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		126,165
Alumina and primary aluminum | Cost | Between 2 and 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		13,153
Alumina and primary aluminum | Cost | Over 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		108,590
Energy
TRADE AND NOTES RECEIVABLES
Less: provision for impairment		(52,213)
Energy | Within 1 year
TRADE AND NOTES RECEIVABLES
Less: provision for impairment		¥ (1,204)
Expected credit loss rate	0.52%	0.52%
Energy | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Less: provision for impairment		¥ (1,710)
Expected credit loss rate	5.18%	5.18%
Energy | Between 2 and 3 years
TRADE AND NOTES RECEIVABLES
Less: provision for impairment		¥ (4,806)
Expected credit loss rate	17.06%	17.06%
Energy | Over 3 years
TRADE AND NOTES RECEIVABLES
Less: provision for impairment		¥ (44,493)
Expected credit loss rate	94.50%	94.50%
Energy | Cost
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		¥ 339,517
Energy | Cost | Within 1 year
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		231,232
Energy | Cost | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		33,024
Energy | Cost | Between 2 and 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		28,177
Energy | Cost | Over 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		47,084
Trading
TRADE AND NOTES RECEIVABLES
Less: provision for impairment		(14,498)
Trading | Within 1 year
TRADE AND NOTES RECEIVABLES
Less: provision for impairment		¥ (9,753)
Expected credit loss rate	2.43%	2.43%
Trading | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Less: provision for impairment		¥ (110)
Expected credit loss rate	9.72%	9.72%
Trading | Over 3 years
TRADE AND NOTES RECEIVABLES
Less: provision for impairment		¥ (4,635)
Expected credit loss rate	99.46%	99.46%
Trading | Cost
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		¥ 407,059
Trading | Cost | Within 1 year
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		401,267
Trading | Cost | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		1,132
Trading | Cost | Over 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		4,660
Corporate and other operating segments
TRADE AND NOTES RECEIVABLES
Less: provision for impairment		(8,765)
Corporate and other operating segments | Within 1 year
TRADE AND NOTES RECEIVABLES
Less: provision for impairment		¥ (1,774)
Expected credit loss rate	7.85%	7.85%
Corporate and other operating segments | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Less: provision for impairment		¥ (635)
Expected credit loss rate	27.15%	27.15%
Corporate and other operating segments | Between 2 and 3 years
TRADE AND NOTES RECEIVABLES
Less: provision for impairment		¥ (5,010)
Expected credit loss rate	37.61%	37.61%
Corporate and other operating segments | Over 3 years
TRADE AND NOTES RECEIVABLES
Less: provision for impairment		¥ (1,346)
Expected credit loss rate	84.49%	84.49%
Corporate and other operating segments | Cost
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		¥ 39,852
Corporate and other operating segments | Cost | Within 1 year
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		22,600
Corporate and other operating segments | Cost | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		2,339
Corporate and other operating segments | Cost | Between 2 and 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		13,320
Corporate and other operating segments | Cost | Over 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		¥ 1,593